Related Party Transactions - Schedule of Related Party Transactions with Key Management Personnel (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Key Management Personnel Stock Compensation Expense [Line Items]
Reversal of stock compensation cost toward forfeiture of stock incentives			$ 5
Former Chief Executive Officer and Managing Director
Disclosure Of Key Management Personnel Stock Compensation Expense [Line Items]
Reversal of stock compensation cost toward forfeiture of stock incentives			5
Whole Time Directors And Executive Officers
Disclosure Of Key Management Personnel Stock Compensation Expense [Line Items]
Employee stock compensation expense towards KMP	$ 8	$ 5	$ (2)